MANAGEMENT OF FINANCIAL RISK (Schedule of Company's Liquidity Risk) (Details) - USD ($)	Nov. 04, 2021	Dec. 31, 2022	Dec. 15, 2022	Dec. 14, 2022	Dec. 31, 2021	Nov. 05, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables		$ 111,896,000			$ 133,805,000
Debt		225,940,000			166,000,000
Income tax payable		11,589,000			20,563,000
Lease obligations		31,193,000			41,655,000
Other non-current liabilities		2,596,000			3,310,000
Cash and cash equivalents		80,493,000			107,097,000		$ 131,898,000
Operating leases		31,193,000			41,655,000
Capital commitments		14,303,000			71,759,000
Provisions		60,012,000			56,112,000
Total financial liabilities		457,529,000			493,204,000
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables		111,896,000			133,805,000
Income tax payable		11,589,000			20,563,000
Lease obligations		11,343,000			12,292,000
Operating leases		11,343,000			12,292,000
Capital commitments		13,923,000			66,542,000
Provisions		3,227,000			1,883,000
Total financial liabilities		151,978,000			235,085,000
Later than one year and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Operating leases		14,044,000			13,380,000
Later than one year and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt		225,940,000			46,000,000
Lease obligations		8,308,000			11,315,000
Other non-current liabilities		2,596,000			3,310,000
Capital commitments		380,000			5,217,000
Provisions		24,635,000			5,561,000
Total financial liabilities		261,859,000			71,403,000
Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt					120,000,000
Lease obligations		5,736,000			2,065,000
Provisions		9,110,000			23,954,000
Total financial liabilities		14,846,000			146,019,000
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations		5,806,000			15,983,000
Operating leases		5,806,000			15,983,000
Provisions		23,040,000			24,714,000
Total financial liabilities		$ 28,846,000			$ 40,697,000
Amended Credit Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowing capacity	$ 120,000,000.0		$ 250,000,000.0	$ 200,000,000.0		$ 200,000,000.0
Debt term	4 years
Amended Credit Facility [Member] | After Three Years [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowing capacity	$ 150,000,000.0